Segment Information - Schedule of Revenues Generated (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	¥ 62,328	$ 8,701	¥ 94,949
Swine vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	46,706	6,520	79,923
Poultry vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	7,015	979	7,256
Other vaccines [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	8,607	1,202	7,770
Direct sales channel [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	30,101	4,202	62,003
Distribution network [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	31,334	4,374	29,409
Government tender and procurement [Member]
Schedule of Revenues Generated [Line Items]
Revenues generated from different product category	¥ 893	$ 125	¥ 3,537